Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Property, Plant and Equipment
16.	PROPERTY, PLANT AND EQUIPMENT
The changes in property, plant and equipment during the fiscal years ended on December 31, 2024 and 2023 are as follows:

Item	12/31/2024
	Original value at beginning of fiscal year	Total life estimated in years	Increases	Decreases	Transfers	Difference for conversion	Depreciation						Residual value at the end of the fiscal year
							Accumulated	Transfers	Decrease	Difference for conversion	For the fiscal year	At the end
Cost
Real property	733,254,730	50	8,419,607	32,981,451	6,240,470		113,333,266	17,419	37,391,643		20,640,973	96,600,015	618,333,341
Furniture and facilities	129,927,611	10	3,396,131	30,102,472	3,412,639	(1,652)	74,283,431	(426)	28,861,026	(252)	8,806,325	54,228,052	52,404,205
Machinery and equipment	213,378,420	5	24,034,797	123,097,988	765,112	(70,930)	160,130,187	(1,334)	122,642,220	(13,310)	20,065,105	57,538,428	57,470,983
Vehicles	24,222,974	5	2,785,385	1,952,372		(31,811)	17,115,939		1,269,445	(8,868)	2,696,853	18,534,479	6,489,697
Other	5,502,772	3	2,632	3,168	1,605,438	(32,110)	941,962	857,214	3,168	(4,511)	519,012	2,310,509	4,765,055
Work in progress	18,611,532		23,756,323	312,766	(9,659,447)								32,395,642
Right of use real property	16,684,870	5	158,699	16,480,501		(126,977)	16,406,302		16,383,138	(23,265)	180,247	180,146	55,945
Right of use furniture	75,671,426	5	10,301,628	14,783,666	(1,605,439)		58,090,090	(857,214)	14,133,108		10,106,038	53,205,806	16,378,143

Total property, plant and equipment	1,217,254,335		72,855,202	219,714,384	758,773	(263,480)	440,301,177	15,659	220,683,748	(50,206)	63,014,553	282,597,435	788,293,011

Item	12/31/2023
	Original value at beginning of fiscal year	Total life estimated in years	Increases	Decreases	Transfers	Difference for conversion	Depreciation						Residual value at the end of the fiscal year
							Accumulated	Transfers	Decrease	Difference for conversion	For the fiscal year	At the end
Cost
Real property	645,607,014	50	85,681,066	936,239	2,902,889		98,071,687	(77,560)	195,610		15,534,749	113,333,266	619,921,464
Furniture and facilities	100,246,962	10	26,793,120	1,012,164	3,898,612	1,081	65,095,238	1,688,072	1,009,969	148	8,509,942	74,283,431	55,644,180
Machinery and equipment	145,550,679	5	82,666,803	15,689,548	781,480	69,006	151,947,800	81,294	13,440,195	9,998	21,531,290	160,130,187	53,248,233
Vehicles	19,496,142	5	6,521,203	1,798,930	(19,883)	24,442	16,132,256	142,847	1,458,829	6,605	2,293,060	17,115,939	7,107,035
Other	5,619	3	5,464,877	1,010		33,286	2,223		1,010	3,308	937,441	941,962	4,560,810
Work in progress	8,791,431		21,487,086	1,866,223	(9,800,762)								18,611,532
Right of use real property	245,732	5	294,635	192,102	16,249,720	86,885	16,349,751	19,471	192,102	114,340	114,842	16,406,302	278,568
Right of use furniture	54,831,707	5	27,291,452	6,461,156	9,423		54,927,736	(1,508)	5,259,031		8,422,893	58,090,090	17,581,336

Total property, plant and equipment	974,775,286		256,200,242	27,957,372	14,021,479	214,700	402,526,691	1,852,616	21,556,746	134,399	57,344,217	440,301,177	776,953,158